Note 14 - Investments in non-consolidated companies	12 Months Ended
Dec. 31, 2023
Note 14 - Investments in non-consolidated companies
Note 14 - Investments in non-consolidated companies

14       Investments in non-consolidated companies

	Year ended December 31,
	2023	2022
At the beginning of the year	1,540,646	1,383,774
Translation differences	110,801	7,336
Equity in earnings of non-consolidated companies	79,411	242,743
Impairment loss in non-consolidated companies	-	(34,041)
Dividends and distributions declared	(69,216)	(64,189)
Acquisition of non-consolidated companies	22,661	-
Decrease due to step-acquisition	(23,453)	-
(Decrease) / increase in equity reserves and others	(52,046)	5,023
At the end of the year	1,608,804	1,540,646

Equity in earnings of non-consolidated companies: Includes a loss of $25.5 related to the participation increase in Usiminas and does not include $4.5 million and $11.5 million related to GPC acquisition since May 17, 2023, which is the date of its consolidation. For more information see note 34 “Business Combinations - Acquisition of Global Pipe Company”.

Impairment loss in non-consolidated companies: Includes an impairment of $19.1 million related to the investment in Usiminas and $14.9 million related to the joint venture with PAO Severstal (“Severstal”).

Dividends and distributions declared: Related to Ternium and Usiminas. During 2023 and 2022 $68.8 million and $66.2 million respectively were collected.

Acquisition of non-consolidated companies: Related to the investment in Usiminas.

Decrease due to step-acquisition: Related to GPC acquisition. For more information see note 34.

The principal non-consolidated companies are:

		% ownership at December 31,		Book value at December 31,
Company	Country of incorporation	2023	2022	2023	2022
a) Ternium (*)	Luxembourg	11.46%	11.46%	1,430,616	1,363,607
b) Usiminas (**)	Brazil	3.96%	3.07%	123,654	109,534
c) Techgen	Mexico	22.00%	22.00%	53,556	41,506
d) Global Pipe Company (***)	Saudi Arabia	57.30%	35.00%	-	23,022
Others				978	2,977
				1,608,804	1,540,646

(*)Including treasury shares.
(**)At December 31, 2023 the voting rights were 6.76% and at December 31, 2022 were 5.19%.
(***)Consolidated as from May 17, 2023.

a) Ternium

Ternium is a steel producer with production facilities in Mexico, Brazil, Argentina, Colombia, the Southern United States and Central America and is one of Tenaris’s main suppliers of round steel bars and flat steel products for its pipes business.

At December 31, 2023, the closing price of Ternium’s ADSs as quoted on the New York Stock Exchange was $42.47 per ADS, giving Tenaris’s ownership stake a market value of approximately $975.6 million. At December 31, 2023, the carrying value of Tenaris’s ownership stake in Ternium, based on Ternium’s IFRS Financial Statements, was approximately $1,430.6 million. The Company reviews its participation in Ternium whenever events or circumstances indicate that the asset’s carrying amount may not be recoverable. As of December 31, 2023, the Company concluded that the carrying amount does not exceed the recoverable value of the investment.

Summarized selected financial information of Ternium, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Ternium
	2023	2022
Non-current assets	12,148,560	8,647,510
Current assets	12,030,544	8,844,038
Total assets	24,179,104	17,491,548
Non-current liabilities	3,566,643	1,506,325
Current liabilities	3,800,602	2,216,832
Total liabilities	7,367,245	3,723,157
Total equity	16,811,859	13,768,391
Non-controlling interests	4,393,264	1,922,434

Revenues	17,610,092	16,414,466
Gross profit	3,559,355	3,927,184
Net income for the year attributable to shareholders' equity	676,043	1,767,516

b) Usiminas

Usiminas is a Brazilian producer of high quality flat steel products used in the energy, automotive and other industries.

At December 31, 2023, the closing price of the Usiminas’ ordinary and preferred shares, as quoted on the B3 - Brasil Bolsa Balcão S.A, was BRL9.20 ($1.90) and BRL9.29 ($1.92), respectively, giving Tenaris’s ownership stake a market value of approximately $92.7 million. As of that date, the carrying value of Tenaris’s ownership stake in Usiminas was approximately $123.7 million.

Following the acquisition of shares referred to in note II.B.2).b) and considering the carrying value of the previously held interest, the price paid for the acquisition of the additional Usiminas shares and the fair value measurement of the Usiminas shares (conducted at the T/T Group level) the Company recorded a net loss of $25.5 million included in Equity in (losses) earnings of non-consolidated companies in the Consolidated Income Statement.

The Company reviews its participation in Usiminas whenever events or circumstances indicate that the asset’s carrying amount may not be recoverable. As of December 31, 2023, the Company concluded that the carrying amount did not exceed the recoverable value of the investment.

Summarized selected financial information of Usiminas, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:

	Usiminas
	2023	2022
Non-current assets	4,591,763	3,764,453
Current assets	3,589,129	3,901,844
Total assets	8,180,892	7,666,297
Non-current liabilities	1,672,676	1,671,249
Current liabilities	1,139,031	1,033,524
Total liabilities	2,811,706	2,704,773
Total equity	5,369,186	4,961,524
Non-controlling interests	556,418	523,741

Revenues	5,531,985	6,296,964
Gross profit	357,845	1,110,439
Net income for the year attributable to shareholders' equity	278,402	319,979

c) Techgen

Techgen is a Mexican company that operates a natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico, with a power capacity of 900 megawatts. As of December 31, 2023, Tenaris held 22% of Techgen’s share capital, and its affiliates, Ternium and Tecpetrol (both controlled by San Faustin), beneficially owned 48% and 30% respectively. As of December 31, 2023, the carrying value of Tenaris’s ownership stake in Techgen was approximately $53.6 million.

Techgen entered into certain transportation capacity agreements and an agreement for the purchase of clean energy certificates. As of December 31, 2023, Tenaris’s exposure under these agreements amounted to $39.4 million and $16.9 million respectively.

Techgen’s sponsors granted certain subordinated loans to Techgen. As of December 31, 2023, the aggregate outstanding principal amount under these subordinated loans was $281.3 million, of which $61.9 million correspond to Tenaris’s contribution.

On February 13, 2019, Techgen entered into a $640 million syndicated loan agreement with several banks to refinance an existing loan, resulting in the release of certain corporate guarantees previously issued by Techgen’s shareholders to secure the replaced facility.

The existing syndicated loan agreement is “non-recourse” on the sponsors. Techgen’s obligations thereunder are guaranteed by a Mexican security trust (covering shares, assets, accounts and contract rights), account pledges and certain direct agreements –customary for these type of transactions–. The commercial terms and conditions governing the purchase by the Company’s Mexican subsidiary, Tamsa, of 22% of the energy generated by Techgen remain substantially unchanged.

Under the loan agreement, Techgen is committed to maintain a debt service reserve account covering debt service becoming due during two consecutive quarters; such account is funded by stand-by letters of credit issued for the account of Techgen’s sponsors in proportion to their respective participations in Techgen. Accordingly, the Company applied for stand-by letters of credit covering 22% of the debt service coverage ratio, which as of December 31, 2023, amounted to $10.9 million.

d) GPC

GPC is a joint venture established in 2010 and located in Jubail, Saudi Arabia, which manufactures LSAW pipes. Until May 16, 2023, Tenaris, through its subsidiary SSPC, owned 35% of the share capital of GPC and, accordingly, GPC was a non-consolidated company. On May 17, 2023, SSPC acquired an additional 22.3% interest in GPC reaching a participation of 57.3%. The Company consolidates GPC’s balances and results of operations as from May 17, 2023. For more information on GPC acquisition and its accounting treatment see note 34 “Business Combinations - Global Pipe Company acquisition”.